Equity accounted investments - Joint ventures total carrying value (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Equity accounted investments
Investments in joint ventures and associates	R 9,866	R 10,991
Other equity accounted investments
Equity accounted investments
Investments in joint ventures and associates	327	310
Escravos GTL
Equity accounted investments
Investments in joint ventures and associates	R 753	R 1,027
Interest in associates (as a percent)	10.00%	10.00%
ORYX GTL
Equity accounted investments
Investments in joint ventures and associates	R 8,239	R 8,179
Interest in joint ventures (as a percent)	49.00%	49.00%
Sasol Huntsman Gmbh And Co Kg
Equity accounted investments
Investments in joint ventures and associates		R 893
Interest in joint ventures (as a percent)		50.00%
Sasol Dyno Nobel Pty Ltd
Equity accounted investments
Investments in joint ventures and associates	R 273	R 271
Interest in joint ventures (as a percent)	50.00%	50.00%
Sasol Chevron Holdings Limited
Equity accounted investments
Investments in joint ventures and associates	R 274	R 311
Interest in joint ventures (as a percent)	50.00%	50.00%